SHARE CAPITAL - Additional Information (Details)				3 Months Ended	12 Months Ended
	Mar. 31, 2019 shares	Oct. 29, 2018	Feb. 13, 2015	Jun. 30, 2019 shares	Mar. 31, 2019 shares	Mar. 31, 2018 shares
SHARE CAPITAL
Exchangeable shares	98,347			40,560	98,347	24,250
Reverse stock split ratio		0.0067	0.831105